RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of related party [Abstract]
Schedule of Transactions with Key Management Personnel
The table below details, on an aggregated basis, key management personnel compensation:

	2022 £m	2021 £m	2020 £m
Compensation
Salaries and other short-term benefits	11	10	12
Post-employment benefits	–	–	–
Share-based payments	14	14	12
Total compensation	25	24	24

	2022 million	2021 million	2020 million
Share options over Lloyds Banking Group plc shares
At 1 January	–	–	–
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	–	–	–
Exercised/lapsed (includes entitlements of former key management personnel)	–	–	–
At 31 December	–	–	–

	2022 million	2021 million	2020 million
Share plans settled in Lloyds Banking Group plc shares
At 1 January	74	117	101
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	29	19	46
Exercised/lapsed (includes entitlements of former key management personnel)	(31)	(62)	(30)
At 31 December	72	74	117
The tables below detail, on an aggregated basis, balances outstanding at the year end and related income and expense, together with information relating to other transactions between the Group and its key management personnel:

	2022 £m	2021 £m	2020 £m
Loans
At 1 January	3	2	2
Advanced (includes loans to appointed key management personnel)	1	1	–
Repayments (includes loans to former key management personnel)	(2)	–	–
At 31 December	2	3	2

	2022 £m	2021 £m	2020 £m
Deposits
At 1 January	11	11	23
Placed (includes deposits of appointed key management personnel)	37	26	26
Withdrawn (includes deposits of former key management personnel)	(38)	(26)	(38)
At 31 December	10	11	11

Schedule of Balances and Transactions Between Members of the Lloyds Bank Group
The Bank and its subsidiaries have balances due to and from the Bank’s parent company, Lloyds Banking Group plc and fellow subsidiaries of the Bank. These are included on the Group's balance sheet as follows:

	2022 £m	2021 £m
Assets, included within:
Derivative financial instruments	1,120	634
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	816	739
	1,936	1,373
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	2,539	1,490
Derivative financial instruments	1,084	939
Debt securities in issue	17,648	17,961
Subordinated liabilities	6,490	5,176
	27,761	25,566